Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

1- 36209
811-22856

November 22, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND, Common Shares, par value $0.001 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on November 22, 2013. Tentative listing date – November 26, 2013.

Sincerely,

0001579762

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 6[redacted]
www.nyx.cc